Fair Value - Gains and Losses Recognized in the Income Statement on Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Financial Assets And Liabilities [abstract]
Trading	€ (4,584)	€ 13,924
Designated	€ (7,356)	€ 5,679